Fees Summary	Jul. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 316,968,750.00
Previously Paid Amount	0.00
Total Fee Amount	43,773.39
Total Offset Amount	0.00
Net Fee	$ 43,773.39